Lines of business (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2020	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$9,256	$3,495	(a)	$71	$12,822	(a)
Net interest revenue (expense)	2,925	197		(145)	2,977
Total revenue (loss)	12,181	3,692	(a)	(74)	15,799	(a)
Provision for credit losses	315	20		1	336
Noninterest expense	8,170	2,701		133	11,004
Income (loss) before income taxes	$3,696	$971	(a)	$(208)	$4,459	(a)
Pre-tax operating margin (b)	30%	26%		N/M	28%
Average assets	$331,809	$30,459		$51,050	$413,318
(a)    Total fee and other revenue includes net income from consolidated investment management funds of $75 million, representing $84 million of income and noncontrolling interests of $9 million. Total revenue and income before income taxes are net of noncontrolling interests of $9 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2019	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,926	$3,485	(a)	$837	$13,248	(a)
Net interest revenue (expense)	3,126	222		(160)	3,188
Total revenue	12,052	3,707	(a)	677	16,436	(a)
Provision for credit losses	(16)	(1)		(8)	(25)
Noninterest expense	8,096	2,647		157	10,900
Income before income taxes	$3,972	$1,061	(a)	$528	$5,561	(a)
Pre-tax operating margin (b)	33%	29%		N/M	34%
Average assets	$267,278	$29,479		$49,198	$345,955
(a)    Total fee and other revenue includes net income from consolidated investment management funds of $30 million, representing $56 million of income and noncontrolling interests of $26 million. Total revenue and income before income taxes are net of noncontrolling interests of $26 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2018	Investment Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$8,944	$3,799	(a)	$49	$12,792	(a)
Net interest revenue (expense)	3,403	272		(64)	3,611
Total revenue (loss)	12,347	4,071	(a)	(15)	16,403	(a)
Provision for credit losses	1	3		(15)	(11)
Noninterest expense	8,100	2,814		296	11,210	(b)
Income (loss) before income taxes	$4,246	$1,254	(a)	$(296)	$5,204	(a)(b)
Pre-tax operating margin (c)	34%	31%		N/M	32%
Average assets	$262,889	$29,365		$51,520	$343,774
(a)    Total fee and other revenue includes a net loss from consolidated investment management funds of $1 million, representing $13 million of losses and a loss attributable to noncontrolling interests of $12 million. Total revenue and income before income taxes are net of a loss attributable to noncontrolling interests of $12 million.
(b)    Noninterest expense and income before income taxes include a loss attributable to noncontrolling interest of $1 million related to other consolidated subsidiaries.
(c)    Income before taxes divided by total revenue.
N/M – Not meaningful.